Schedule of Profit Interest Unit Activity (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Units, Unvested balance	13,847,261
Units, Unvested balance		13,847,261
Profit Interest Units [Member] | Boost Run Holdings LLC [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Units, Unvested balance	4,023	3,643
Units, Granted		506	3,643
Units, Vested		(126)
Units, Forfeited
Units, Unvested balance		4,023	3,643
Units, Vested balance		126
Weighted Average Profit Interest Unit Participation Threshold [Member] | Boost Run Holdings LLC [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted average unit participation threshold, Unvested balance	$ 1,322	$ 1,000
Weighted average unit participation threshold, Granted		4,418	1,000
Weighted average unit participation threshold, Vested		4,418
Weighted average unit participation threshold, Forfeitures
Weighted average unit participation threshold, Unvested balance		1,322	$ 1,000
Weighted average unit participation threshold, Vested balance		$ 4,418